Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities.
Accrued expenses and other current liabilities

18. Accrued expenses and other current liabilities

	As of December 31,
(in thousands)	2023	2022
Research and development external project costs	$2,293	$5,399
Personnel-related expenses	1,475	1,903
Professional fees	523	486
Other	482	405
	$4,773	$8,193